Lincoln Variable Insurance Products Trust LVIP ClearBridge QS Select Large Cap Managed Volatility Fund Supplement Dated July 31, 2020 to the Prospectus dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) held on June 3, 2020, the Board approved (i) a new sub-advisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and ClearBridge Investments, LLC (“ClearBridge”) and (ii) a new sub-advisory agreement between LIAC and QS Investors, LLC (“QS Investors”) with respect to the Fund (together, the “New Sub-Advisory Agreements”). The New-Sub-Advisory Agreements were approved in connection with the acquisition (the “Acquisition”) by Franklin Resources, Inc. of Legg Mason, Inc., the parent company of ClearBridge and QS Investors, the current sub-advisers of the Fund. The New Sub-Advisory Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about July 31, 2020. Following the Acquisition, ClearBridge and QS Investors will remain sub-advisers of the Fund and no changes to the portfolio management team are anticipated. The Acquisition will not affect the fees or expenses of the Fund, the level or scope of services to be rendered to the Fund or the fees payable by LIAC to ClearBridge and QS Investors.

As of the date of the Acquisition, the Prospectus is amended as follows:

1.	The following replaces the description of ClearBridge Investments, LLC under the section “Sub-Adviser” on page 12 of the Prospectus:

ClearBridge Investments, LLC (“ClearBridge”) is located at 620 Eighth Avenue, New York, New York, 10018. ClearBridge is a wholly owned subsidiary of Franklin Resources, Inc., a publicly traded company listed on the New York Stock Exchange (NYSE: BEN). As of December 31, 2019, ClearBridge managed more than $154.6 billion in assets.

2.	The following replaces the description of QS Investors, LLC under the section “Sub-Adviser” on page 12 of the Prospectus:

QS Investors, LLC (“QS Investors”) is located at 880 Third Avenue, 7th Floor, New York, New York, 10022. QS Investors is a wholly owned subsidiary of Franklin Resources, Inc., a publicly traded company listed on the New York Stock Exchange (NYSE: BEN). As of December 31, 2019, QS Investors managed more than $18.6 billion in assets.

3.

Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about the Acquisition and the New Sub-advisory Agreements.

Additional Updates

1.	The following replaces the last two paragraphs under the section “ClearBridge Portfolio Managers” on page 12 of the Prospectus:

Richard Freeman is a Managing Director and Portfolio Manager at ClearBridge. Mr. Freeman is a Portfolio Manager for the ClearBridge Aggressive Growth, ClearBridge Multi Cap Growth, and ClearBridge All Cap Growth strategies and various ClearBridge Energy MLP Closed-End Funds. Mr. Freeman is a member of ClearBridge Investments’ Management Committee. Mr. Freeman received a B.S. in Accounting from Brooklyn College, and an M.B.A. in Finance from New York University’s Leonard N. Stern School of Business.

Michael Kaganis a Managing Director and Portfolio Manager at ClearBridge. Michael co-manages the Appreciation strategy. He is a member of the ClearBridge Proxy and Brokerage Committees. Mr. Kagan received a B.A. in Economics from Harvard College and attended the Massachusetts Institute of Technology Sloan School of Management.

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Lincoln Variable Insurance Products Trust LVIP ClearBridge QS Select Large Cap Managed Volatility Fund Supplement Dated July 31, 2020 to the Statement of Additional dated May 1, 2020

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) held on June 3, 2020, the Board approved (i) a new sub-advisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and ClearBridge Investments, LLC (“ClearBridge”) and (ii) a new sub-advisory agreement between LIAC and QS Investors, LLC (“QS Investors”) with respect to the Fund (together, the “New Sub-Advisory Agreements”). The New-Sub-Advisory Agreements were approved in connection with the acquisition (the “Acquisition”) by Franklin Resources, Inc. of Legg Mason, Inc., the parent company of ClearBridge and QS Investors, the current sub-advisers of the Fund. The New Sub-Advisory Agreements will become effective on the closing date of the Acquisition, which is expected to be on or about July 31, 2020. Following the Acquisition, ClearBridge and QS Investors will remain sub-advisers of the Fund and no changes to the portfolio management team are anticipated. The Acquisition will not affect the fees or expenses of the Fund, the level or scope of services to be rendered to the Fund or the fees payable by LIAC to ClearBridge and QS Investors.

As of the date of the Acquisition, the SAI is amended as follows:

1.	The following replaces the description of ClearBridge Investments, LLC under the section “Sub-Advisory Fees Paid by Each Fund” on page 67 of the SAI:

ClearBridge Investments, LLC is a wholly owned subsidiary of Franklin Resources, Inc., a Delaware corporation.

2.	The following replaces the description of QS Investors, LLC under the section “Sub-Advisory Fees Paid by Each Fund” on page 68 of the SAI:

QS Investors, LLC (“QS Investors”) is a wholly owned subsidiary of Franklin Resources, Inc., a Delaware corporation.

3.

The third and fourth paragraphs under “Appendix B – Proxy Voting Policies and Procedures – ClearBridge Investments, LLC” are deleted in their entirety and replaced with the following on page 131 of the SAI:

In the case of a proxy issue for which there is a stated position in the policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issue, ClearBridge considers those factors and votes on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the policies or for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructuring, and social and environmental issues. The stated position on an issue set forth in the policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. There may be occasions when different investment teams vote differently on the same issue. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or ClearBridge’s business relationships, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies

4.

The third and fourth bullet points under the fourth paragraph under “Appendix C – Compensation Structures and Methodologies of Portfolio Managers – ClearBridge Investments, LLC” are deleted in their entirety and replaced with the following on page 195 of the SAI:

●

Franklin Templeton Restricted Stock Deferral – a mandatory program that typically defers 5% of discretionary year-end compensation into Franklin Templeton restricted stock. The award is paid out to employees in shares subject to vesting requirements.

5.

The second bullet point under the fifth paragraph under “Appendix C – Compensation Structures and Methodologies of Portfolio Managers– ClearBridge Investments, LLC” is deleted in its entirety and replaced with the following on page 195 of the SAI:

●	Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Meeting/CIO approach to generation of alpha.

6.

Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order with more detailed information about the Acquisition and the New Sub-advisory Agreements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE